Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator
Income (loss) from continuing operations	$ (235,310)	$ 7,972
Loss from discontinued operations, net of tax	(1,105)	(709)
Net income (loss)	$ (236,415)	$ 7,263
Denominator
Basic weighted average common shares outstanding	102,913,000	106,258,000
Dilutive effect of Common Stock Equivalents (in shares)	0	668,000
Diluted weighted average common shares outstanding	102,913,000	106,926,000
Basic net income (loss) per share
Continuing operations, basic	$ (2.29)	$ 0.08
Discontinued operations, basic	$ (0.01)	$ (0.01)
Basic net income (loss) per share	$ (2.30)	$ 0.07
Diluted net income (loss) per share
Continuing operations, diluted	$ (2.29)	$ 0.07
Discontinued operations, diluted	$ (0.01)	$ (0.01)
Diluted net income (loss) per share	$ (2.30)	$ 0.07
Antidilutive securities
Stock options and restricted stock units excluded from the calculation of diluted earnings per share		2,400,000